Financial Instruments - Derivatives Reclassifications (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Hedging cost	¥ (4,909)	¥ 1,606	¥ (222)
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on cash flow hedges, net of tax	(2,177)
Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on cash flow hedges, net of tax	7,204
Hedging cost	627
Hedge related to acquisition
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on cash flow hedges, net of tax	(33,090)
Hedging cost	(4,715)
Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on hedges of net investments in foreign operations, net of tax	(8,488)
Cash Flow Hedge
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	(7,261)
Cash Flow Hedge | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	845
Cash Flow Hedge | Forward interest rate
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	53
Cash Flow Hedge | Hedge related to acquisition
Disclosure of detailed information about hedging instruments [line items]
Hedging Cost Reclassified To Goodwill	35,773
Hedging Costs
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	(908)
Hedging Costs | Hedge related to acquisition
Disclosure of detailed information about hedging instruments [line items]
Hedging Cost Reclassified To Goodwill	¥ 4,715